Provisions - Schedule of other provisions by type of provision (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of other provisions [line items]
Provisions	€ 9,211	€ 8,355
Other combined provisions
Disclosure of other provisions [line items]
Provisions	5,795	4,993
Provisions for taxes
Disclosure of other provisions [line items]
Provisions	763	720
Provisions for employment-related proceedings | Brazil
Disclosure of other provisions [line items]
Provisions	801	594
Provisions for other legal proceedings
Disclosure of other provisions [line items]
Provisions	1,739	1,675
Provision for customer remediation
Disclosure of other provisions [line items]
Provisions	1,031	826
Provision for restructuring
Disclosure of other provisions [line items]
Provisions	534	279
Other
Disclosure of other provisions [line items]
Provisions	€ 927	€ 899